Debt Long Term Debt (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Jun. 24, 2015	Jun. 23, 2015	Dec. 28, 2014	Dec. 27, 2013
Debt Instrument [Line Items]
Total Debt	$ 3,479,023			$ 3,494,985
Long-term Debt, Current Maturities	26,479			4,088
Long-term debt	3,452,544			3,490,897
Debt instrument unamortized discount	7,117
Senior Notes | Senior Notes 5.875% due 2022 [Member]
Debt Instrument [Line Items]
Total Debt	1,100,000			0
Debt instrument interest rate, percent		5.875%
Other Obligations
Debt Instrument [Line Items]
Total Debt	0			54
Term Loan Facility | Senior Secured Credit Agreement
Debt Instrument [Line Items]
Total Debt	$ 2,360,155		$ 3,479,000	$ 3,471,017
Debt instrument interest rate, percent	3.82%			4.04%
Debt instrument unamortized discount	$ 7,084	$ 7,534		$ 8,118	$ 9,000
Dreamcatcher Credit Facility | Dreamcatcher Credit Facility Due 2018
Debt Instrument [Line Items]
Total Debt	$ 18,868			$ 23,914
Debt instrument interest rate, percent	4.08%			4.08%
Debt instrument unamortized discount	$ 33			$ 49